Financial Instruments and Related Risk Management (Summary of Material Foreign Currency Derivatives) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 522
Maturities	2023	2022
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 473
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 487	$ 343
Maturities	2023	2022
Forwards USD/AUD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 19
Maturities	2023	2022
Forwards USD/AUD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 13
Forwards AUD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2023	2022
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 133	$ 113
Forwards Brl Usd [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2023	2022
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 374	$ 135
Options USD/CAD - buy USD puts [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	‐	2022
Options USD/CAD - buy USD puts [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 0	$ 20
Options CAD/USD - sell USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	‐	2022
Options CAD/USD - sell USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 0	$ 20
Options AUD/USD - buy USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	‐	2022
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 0	$ 71
Options Usd Aud [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	‐	2022
Options Usd Aud [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 0	$ 72